CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 CNY (¥)
Major classes of assets and liabilities held for sale
Cloud infrastructure construction in progress	¥ 157,083,000		¥ 289,788,000			¥ 289,280,000	$ 24,650,000
Costs capitalized	12,045,000						1,890,000	¥ 416,352,000
Additional investment			25,960,000	$ 3,979,000	¥ 12,637,000	333,286,000
Property, Plant and Equipment, Gross	1,126,405,000		1,187,786,000				176,758,000
Write off from property and equipment	12,578,000	$ 1,974,000
Transferred to assert held for sale	133,238,000	$ 20,908,000
Buildings
Major classes of assets and liabilities held for sale
Costs capitalized						265,152,000
Property, Plant and Equipment, Gross	312,125,000		¥ 317,602,000				48,979,000
Equipment
Major classes of assets and liabilities held for sale
Property, Plant and Equipment, Gross	¥ 28,811,000				¥ 9,278,000	104,078,000	$ 4,415,000
Other noncurrent assets
Major classes of assets and liabilities held for sale
Property, Plant and Equipment, Gross						¥ 91,128,000